Related Party Transactions (Details Textual) - AUD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	May 09, 2017	Jun. 06, 2016
Disclosure of transactions between related parties [line items]
Payment for services			$ 70,000
New fully paid ordinary per shares			$ 0.16
Fair value of the equity instruments, description			The immaterial error to record the fair value of the equity instruments issued for the years 30 June 2014 to 30 June 2017 resulted in an increase of A$297,204 in share capital and a corresponding increase in accumulated losses. The impact of the 2014-2017 revision has been also reflected in the 30 June 2018 and 30 June 2019 years presented. General and administrative expenses have been revised to increase by A$57,653 and A$23,678 for the fair value of the equity instruments issued in 2018 and 2019 respectively, with a corresponding increase in share capital for the same amount.
Grandlodge Capital Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Principle amount							$ 500,000	$ 750,000
Percentage of interest rate							15.00%	15.00%
Interest expense						$ 57,000
Warehousing, distribution and invoicing services			$ 70,000
Warehousing distribution and services fees			$ 70,000	$ 70,000	$ 140,000
Ordinary shares issued			437,500	437,500	875,000
Share issued price per share (in dollars per share)			$ 0.16	$ 0.16	$ 0.16
Wattle Laboratories Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Rental expense			$ 41,369	$ 53,958	$ 30,019
Lease renewed			Jan. 01, 2019
Great Accommodation Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Short-term loan					$ 500,000
Interest accrued, percentage					15.00%
Establishment fee					$ 15,000
Short-term Funding Agreements [Member] | Wattle Laboratories Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Rental expense	$ 39,525	$ 38,940
Lease term			3 years
Additional lease term			3 years